13. FINANCIAL INSTRUMENTS (Details)	12 Months Ended
Sep. 30, 2025
Details
Description of Credit Risk Exposure	The Company’s credit risk is primarily attributable to the liquidity of its cash. The Company limits exposure to credit risk by maintaining its cash with a large Canadian financial institution.
Description of how entity manages liquidity risk that arises from contracts within scope of IFRS 17	The Company ensures there is sufficient capital in order to meet short-term business requirements, after taking into account cash flows from operations and the Company’s holdings of cash. The Company had sufficient cash to settle its current liabilities, and further funding will be required to meet the Company’s short-term and long-term operating needs. The Company manages liquidity risk through the management of its capital structure.
Concentration Risk, Market Risk	As at September 30, 2025, the Company has no producing assets and holds the majority of its cash in secure, Canadian dollar-denominated deposits. Consequently, its exposure to these risks has been significantly reduced, but as the Company redeploys its cash, exposure to these risks may increase. The objective of the Company is to mitigate exposure to these risks while maximizing returns.
Description of Interest Rate Risk Exposure	As at September 30, 2025, the Company’s exposure to movements in interest rates was limited to potential decreases in interest income from changes to the variable portion of interest rates for its cash. Should such risks increase, the Company may mitigate future exposure by entering into fixed-rate deposits. A 1% change in the interest rate, with other variables unchanged, would not significantly affect the Company.
Investment in Foreign Security, Foreign Currency Risk, Description	The Company is exposed to the financial risk related to the fluctuation of foreign exchange rates. The Company may maintain cash and other financial instruments, or may incur revenues and expenditures in currencies other than the Canadian dollar. Significant changes in the currency exchange rates between the Canadian dollar relative to these foreign currencies, which may include but are not limited to US dollars and Peruvian nuevo sol, could have an effect on the Company’s results of operations, financial position or cash flows. The Company has not hedged its exposure to currency fluctuations.
Description of Price Risk Exposure	The ability of the Company to develop its mineral properties and the future profitability of the Company are directly related to the market price of minerals such as gold, zinc, lead and copper. The Company’s input costs are also affected by the price of fuel. The Company closely monitors mineral and fuel prices to determine the appropriate course of action to be taken by the Company.